Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature
Schedule of expenses incurred
Year ended December 31	2023	2022	2021
Personnel expenses
Salaries, fees and short-term benefits	$4,170	$4,969	$4,513
Share‑based payments	288	47	135
	4,458	5,016	4,648
Amortization	2,170	2,057	3,132
Research and development	2,101	2,278	1,547
Manufacturing	261	163	249
Inventory material costs	7,051	6,211	5,790
Write-down of inventory	277	38	1,339
Medical affairs	27	117	58
Administration	554	1,375	1,395
Selling and logistics	4,961	3,931	5,114
Professional fees	688	686	565
	$22,548	$21,872	$23,837